Derivatives and Hedging Activities (Details) - Jun. 30, 2024 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of derivative asset	$ 82,800	€ 36,000